Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Purchase commitment	$ 6.5	$ 8.2	$ 1.3
Citibank [Member] | Success Fee Arrangments [Member]
Loss Contingencies [Line Items]
Success fee amount	14.1
Morgan Stanley [Member] | Success Fee Arrangments [Member]
Loss Contingencies [Line Items]
Success fee amount	4.0
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Letters of Credit Outstanding, Amount	6.9	7.4	6.8
Letters of credit drawn amount	$ 0.0	$ 0.0	$ 0.0